Franchise arrangements - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Franchise Arrangements [Line Items]
Property and equipment, net	$ 1,127,042	$ 1,119,885
Land	123,129	136,195
Property and equipment under franchise arrangements
Franchise Arrangements [Line Items]
Property and equipment, net	102,925	109,642
Land	$ 21,943	$ 27,160
Initial franchise fee
Franchise Arrangements [Line Items]
Finite-lived intangible asset, useful life	20 years